DIREXION SHARES ETF TRUST
NON-LEVERAGED FUNDS
Sector Funds
Direxion Airline Shares (FLYX)
Direxion Auto Shares

2X BULL FUNDS	2X BEAR FUNDS
International Funds
Direxion Daily BRIC Bull 2X Shares (BRIL)	Direxion Daily BRIC Bear 2X Shares (BRIS)
Direxion Daily India Bull 2X Shares (INDL)	Direxion Daily India Bear 2X Shares (INDZ)

Sector Funds
Direxion Daily Gold Miners Bull 2X Shares (NUGT)	Direxion Daily Gold Miners Bear 2X Shares (DUST)
Direxion Daily Natural Gas Related Bull 2X Shares (GASL)	Direxion Daily Natural Gas Related Bear 2X Shares (GASX)
Direxion Daily Retail Bull 2X Shares (RETL)	Direxion Daily Retail Bear 2X Shares (RETS)

3X BULL FUNDS	3X BEAR FUNDS
Domestic Equity Index Funds
Direxion Daily Large Cap Bull 3X Shares (BGU)	Direxion Daily Large Cap Bear 3X Shares (BGZ)
Direxion Daily Large Cap Growth Bull 3X Shares	Direxion Daily Large Cap Growth Bear 3X Shares
Direxion Daily Large Cap Value Bull 3X Shares	Direxion Daily Large Cap Value Bear 3X Shares
Direxion Daily Mid Cap Bull 3X Shares (MWJ)	Direxion Daily Mid Cap Bear 3X Shares (MWN)
Direxion Daily S&P 500® Bull 3X Shares (SFVL)	Direxion Daily S&P 500® Bear 3X Shares (SFVS)
Direxion Daily Small Cap Bull 3X Shares (TNA)	Direxion Daily Small Cap Bear 3X Shares (TZA)
Direxion Daily Total Market Bull 3X Shares	Direxion Daily Total Market Bear 3X Shares

International Funds
Direxion Daily Brazil Bull 3X Shares	Direxion Daily Brazil Bear 3X Shares
Direxion Daily Canada Bull 3X Shares (CANU)	Direxion Daily Canada Bear 3X Shares (CAND)
Direxion Daily China Bull 3X Shares (CZM)	Direxion Daily China Bear 3X Shares (CZI)
Direxion Daily Developed Markets Bull 3X Shares (DZK)	Direxion Daily Developed Markets Bear 3X Shares (DPK)
Direxion Daily Emerging Markets Bull 3X Shares (EDC)	Direxion Daily Emerging Markets Bear 3X Shares (EDZ)
Direxion Daily Indonesia Bull 3X Shares	Direxion Daily Indonesia Bear 3X Shares
Direxion Daily Latin America Bull 3X Shares (LBJ)	Direxion Daily Latin America Bear 3X Shares (LHB)
Direxion Daily Malaysia Bull 3X Shares	Direxion Daily Malaysia Bear 3X Shares
Direxion Daily Russia Bull 3X Shares (RUSL)	Direxion Daily Russia Bear 3X Shares (RUSS)
Direxion Daily South Korea Bull 3X Shares	Direxion Daily South Korea Bear 3X Shares
Direxion Daily Taiwan Bull 3X Shares	Direxion Daily Taiwan Bear 3X Shares
Direxion Daily Thailand Bull 3X Shares	Direxion Daily Thailand Bear 3X Shares

Sector Funds
Direxion Daily Agribusiness Bull 3X Shares (COWL)	Direxion Daily Agribusiness Bear 3X Shares (COWS)
Direxion Daily Basic Materials Bull 3X Shares (BMSL)	Direxion Daily Basic Materials Bear 3X Shares (BMSS)
Direxion Daily Consumer Discretionary Bull 3X Shares (CDYL)	Direxion Daily Consumer Discretionary Bear 3X Shares (CDYS)
Direxion Daily Consumer Staples Bull 3X Shares (CSSL)	Direxion Daily Consumer Staples Bear 3X Shares (CSSS)
Direxion Daily Global Infrastructure Bull 3X Shares	Direxion Daily Global Infrastructure Bear 3X Shares
Direxion Daily Healthcare Bull 3X Shares (HLCL)	Direxion Daily Healthcare Bear 3X Shares (HLCZ)
Direxion Daily Regional Banks Bull 3X Shares	Direxion Daily Regional Banks Bear 3X Shares
Direxion Daily Semiconductor Bull 3X Shares (SOXL)	Direxion Daily Semiconductor Bear 3X Shares (SOXS)

3X BULL FUNDS	3X BEAR FUNDS
Direxion Daily Utilities Bull 3X Shares (UTLL)	Direxion Daily Utilities Bear 3X Shares (UTLS)
Direxion Daily Wind Energy Bull 3X Shares	Direxion Daily Wind Energy Bear 3X Shares

Specialty Funds
Direxion Daily Clean Energy Bull 3X Shares	Direxion Daily Clean Energy Bear 3X Shares
Direxion Daily Energy Bull 3X Shares (ERX)	Direxion Daily Energy Bear 3X Shares (ERY)
Direxion Daily Financial Bull 3X Shares (FAS)	Direxion Daily Financial Bear 3X Shares (FAZ)
Direxion Daily Real Estate Bull 3X Shares (DRN)	Direxion Daily Real Estate Bear 3X Shares (DRV)
Direxion Daily Technology Bull 3X Shares (TYH)	Direxion Daily Technology Bear 3X Shares (TYP)

Fixed Income Funds
Direxion Daily 7-10 Year Treasury Bull 3X Shares (TYD) (formerly Direxion Daily 10-Year Treasury Bull 3X Shares)	Direxion Daily 7-10-Year Treasury Bear 3X Shares (TYO) (formerly Direxion Daily 10-Year Treasury Bear 3X Shares)
Direxion Daily 20+ Year Treasury Bull 3X Shares (TMF) (formerly Direxion Daily 30-Year Treasury Bull 3X Shares)	Direxion Daily 20+ Year Treasury Bear 3X Shares (TMV) (formerly Direxion Daily 30-Year Treasury Bear 3X Shares)

Direxion Daily Corporate Bond Bull 3X Shares	Direxion Daily Corporate Bond Bear 3X Shares
Direxion Daily High Yield Bull 3X Shares	Direxion Daily High Yield Bear 3X Shares
Direxion Daily Municipal Bond Taxable Bull 3X Shares
Direxion Daily TIPs Bull 3X Shares	Direxion Daily TIPs Bear 3X Shares
Direxion Daily Total Bond Market Bull 3X Shares
Supplement dated May 23, 2011 to the
Prospectus dated February 28, 2011
Effective May 23, 2011, the Direxion Shares ETF Trust (the “Trust”) prospectus dated February 28, 2011 (the “Prospectus”) relates only to the Direxion Airlines Shares and Direxion Auto Shares. Investors wishing to obtain current information relating to any other Fund referenced in the Prospectus should refer to the Trust’s prospectus dated February 28, 2011, as supplemented on May 23, 2011. A copy of the supplemented prospectus is available on the Trust’s website at: http://www.direxionshares.com/document/regulatory_documents.html.
For more information, please contact the Funds at (800) 851-0511.
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Please retain a copy of this Supplement with your Prospectus